Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000
Previously Paid Amount	0
Total Fee Amount	69,050
Total Offset Amount	4,452.65
Net Fee	$ 64,597.35
Combined Prospectus Table N/A	N/A